Benefits offered to employees (Details 1)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 R$ / shares shares	Dec. 31, 2022 shares
Plan 2020 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2020 Plan	2020 Plan
Date of grant	Apr. 01, 2020	Apr. 01, 2020
End of grace period	04/01/23	04/01/23
Settlement Method	Shares	Shares
Granted quantities, shares			1,007,883
Shares canceled	(5,683)	(5,683)	(72,743)
Shares exercised	(927,084)	(927,084)	(2,373)
Quantity of acquisition, shares			932,767
Plan 2020 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2020 Plan	2020 Plan
Date of grant	Apr. 01, 2020	Apr. 01, 2020
End of grace period	04/01/23	04/01/23
Settlement Method	Cash	Cash
Granted quantities, shares			314,333
Shares canceled	(4,887)	(4,887)	(47,943)
Shares exercised	(261,503)	(261,503)
Quantity of acquisition, shares			266,390
Plan 2021 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan	2021 Plan
Date of grant	May 10, 2021	May 10, 2021
End of grace period	05/10/24	05/10/24
Settlement Method	Shares	Shares
Granted quantities, shares			557,888
Shares canceled	(31,751)	(31,751)	(9,598)
Quantity of acquisition, shares	516,539	516,539	548,290
Fair value of the share | R$ / shares		R$ 51.39
Plan 2021 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan	2021 Plan
Date of grant	May 10, 2021	May 10, 2021
End of grace period	05/10/24	05/10/24
Settlement Method	Cash	Cash
Granted quantities, shares			144,779
Shares canceled	(3,879)	(3,879)
Quantity of acquisition, shares	140,900	140,900	144,779
Fair value of the share, value | $ / shares	$ 9.67
Plan 2022 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan	2022 Plan
Date of grant	May 17, 2022	May 17, 2022
End of grace period	05/17/25	05/17/25
Settlement Method	Shares	Shares
Granted quantities, shares			537,870
Shares canceled	(32,462)	(32,462)
Quantity of acquisition, shares	505,408	505,408	537,870
Fair value of the share | R$ / shares		R$ 44.15
Plan 2022 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan	2022 Plan
Date of grant	May 17, 2022	May 17, 2022
Settlement Method	Cash	Cash
Granted quantities, shares			132,902
Shares canceled	(1,115)	(1,115)
Quantity of acquisition, shares	131,787	131,787	132,902
Fair value of the share, value | $ / shares	$ 9.67
Plan 2023 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan	2023 Plan
Date of grant	Sep. 06, 2023	Sep. 06, 2023
End of grace period	09/06/26	09/06/26
Settlement Method	Shares	Shares
Granted quantities, shares	931,050	931,050
Quantity of acquisition, shares	931,050	931,050
Fair value of the share | R$ / shares		R$ 23.02
Plan 2023 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan	2023 Plan
Date of grant	Sep. 06, 2023	Sep. 06, 2023
End of grace period	09/06/26	09/06/26
Settlement Method	Cash	Cash
Granted quantities, shares	213,400	213,400
Shares canceled	(5,080)	(5,080)
Shares exercised	(114)	(114)
Quantity of acquisition, shares	208,206	208,206
Fair value of the share, value | $ / shares	$ 7.16